HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Accounts receivable and other	$ 29,063	$ 27,378
Equity accounted investments	52,141	47,094
Investment properties	119,780	115,100
Property, plant and equipment	127,462	124,268
Goodwill	32,329	28,662
Intangible assets	41,217	38,411
Deferred income tax assets	3,559	3,403
Assets classified as held for sale	2,684	2,830
Liabilities
Accounts payable and other	57,977	57,065
Non-recourse borrowings of managed entities	206,085	202,684
Deferred income tax liabilities	24,333	23,190
Liabilities associated with assets classified as held for sale	1,489	876
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	48
Accounts receivable and other	336
Equity accounted investments	1
Investment properties	1,238
Property, plant and equipment	506
Other long-term assets	199
Goodwill	240
Intangible assets	112
Deferred income tax assets	4
Assets classified as held for sale	2,684
Liabilities
Accounts payable and other	434
Non-recourse borrowings of managed entities	1,054
Deferred income tax liabilities	1
Liabilities associated with assets classified as held for sale	1,489
Real Estate
Assets
Property, plant and equipment	15,853	15,838
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	4
Accounts receivable and other	21
Equity accounted investments	9
Investment properties	1,238
Property, plant and equipment	128
Other long-term assets	0
Goodwill	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	1,400
Liabilities
Accounts payable and other	51
Non-recourse borrowings of managed entities	770
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	821
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	39
Accounts receivable and other	304
Equity accounted investments	(8)
Investment properties	0
Property, plant and equipment	348
Other long-term assets	0
Goodwill	222
Intangible assets	112
Deferred income tax assets	4
Assets classified as held for sale	1,021
Liabilities
Accounts payable and other	342
Non-recourse borrowings of managed entities	131
Deferred income tax liabilities	1
Liabilities associated with assets classified as held for sale	474
Renewable Power
Assets
Property, plant and equipment		$ 55,243
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	5
Accounts receivable and other	11
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	30
Other long-term assets	199
Goodwill	18
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	263
Liabilities
Accounts payable and other	41
Non-recourse borrowings of managed entities	153
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 194